International Operations (Tables)	12 Months Ended
Dec. 31, 2019
Summary of assets attributable to international operations

	2019	2018
	(Dollars in Thousands)
Loans:
Commercial	$88,979	$101,955
Others	52,070	48,562
	141,049	150,517
Less allowance for probable loan losses	(823)	(871)
Net loans	$140,226	$149,646
Accrued interest receivable	$743	$811